Transamerica Bond

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 13.0%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (A)	$ 721,654	$ 810,809
Avid Automobile Receivables Trust
Series 2019-1, Class A,
2.62%, 02/15/2024 (A)	1,108,526	1,120,418
Battalion CLO XII, Ltd.
Series 2018-12A, Class A1,
3-Month LIBOR + 1.07%, 1.46% (B), 05/17/2031 (A)	2,500,000	2,443,270
Benefit Street Partners CLO VII, Ltd.
Series 2015-VIIA, Class A2R,
3-Month LIBOR + 1.20%, 1.47% (B), 07/18/2027 (A)	525,000	515,869
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (A)	221,115	221,003
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (A)	987,836	982,324
CARS-DB4, LP
Series 2020-1A, Class A1,
2.69%, 02/15/2050 (A)	1,204,132	1,224,857
Series 2020-1A, Class A4,
3.19%, 02/15/2050 (A)	6,010,000	6,054,512
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR,
3-Month LIBOR + 1.21%, 1.48% (B), 10/18/2030 (A)	5,000,000	4,933,585
Series 2015-2A, Class BR2,
3-Month LIBOR + 1.50%, 1.78% (B), 04/15/2030 (A)	7,030,000	6,803,500
Countrywide Asset-Backed Certificates
Series 2002-S3, Class A5,
4.93% (B), 05/25/2032	6,731	6,615
Series 2006-6, Class 2A3,
1-Month LIBOR + 0.28%, 0.45% (B), 09/25/2036	446,986	444,085
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (A)	1,798,504	1,820,826
ExteNet LLC
Series 2019-1A, Class A2,
3.20%, 07/26/2049 (A)	2,765,000	2,771,430
GSAA Home Equity Trust
Series 2006-1, Class A3,
1-Month LIBOR + 0.33%, 0.50% (B), 01/25/2036	1,280,043	758,613
Hertz Vehicle Financing II, LP
Series 2017-2A, Class A,
3.29%, 10/25/2023 (A)	751,094	752,296
Series 2019-1A, Class B,
4.10%, 03/25/2023 (A)	1,506,000	1,508,220
Series 2019-3A, Class B,
3.03%, 12/26/2025 (A)	4,975,000	4,971,308
Hilton Grand Vacations Trust
Series 2018-AA, Class C,
4.00%, 02/25/2032 (A)	1,119,425	1,131,726

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Jamestown CLO IV, Ltd.
Series 2014-4A, Class A2R,
3-Month LIBOR + 1.35%, 1.63% (B), 07/15/2026 (A)	$ 4,400,000	$ 4,368,351
JG Wentworth XXI LLC
Series 2010-2A, Class A,
4.07%, 01/15/2048 (A)	581,612	615,008
JGWPT XXIII LLC
Series 2011-1A, Class A,
4.70%, 10/15/2056 (A)	1,519,449	1,778,877
Lehman XS Trust
Series 2005-8, Class 1A3,
1-Month LIBOR + 0.35%, 0.52% (B), 12/25/2035	1,132,482	1,155,797
Longfellow Place CLO, Ltd.
Series 2013-1A, Class ARR,
3-Month LIBOR + 1.34%, 1.62% (B), 04/15/2029 (A)	6,954,174	6,899,876
Mountain View CLO, Ltd.
Series 2014-1A, Class BRR,
3-Month LIBOR + 1.45%, 1.73% (B), 10/15/2026 (A)	2,000,000	1,968,948
MVW LLC
Series 2019-2A, Class B,
2.44%, 10/20/2038 (A)	1,661,499	1,662,719
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (A)	3,237,237	3,336,925
NADG NNN Operating, LP
Series 2019-1, Class A,
3.37%, 12/28/2049 (A)	5,434,104	5,380,567
New Residential Advanced Receivables Trust
Series 2019-T2, Class AT2,
2.52%, 08/15/2053 (A)	9,790,000	9,686,317
Series 2019-T3, Class AT3,
2.51%, 09/15/2052 (A)	16,323,000	16,363,053
Series 2019-T3, Class CT3,
2.71%, 09/15/2052 (A)	2,000,000	1,963,516
Series 2019-T4, Class BT4,
2.46%, 10/15/2051 (A)	600,000	593,264
Series 2019-T4, Class CT4,
2.51%, 10/15/2051 (A)	3,000,000	2,918,797
Series 2019-T4, Class DT4,
2.80%, 10/15/2051 (A)	4,250,000	4,126,223
NRZ Advance Receivables Trust
Series 2019-T1, Class AT1,
2.59%, 07/15/2052 (A)	905,000	906,209
Series 2019-T1, Class BT1,
2.84%, 07/15/2052 (A)	3,255,000	3,228,555
Series 2019-T1, Class DT1,
3.33%, 07/15/2052 (A)	4,732,000	4,664,825
Ocwen Master Advance Receivables Trust
Series 2019-T1, Class AT1,
2.51%, 08/15/2050 (A)	3,542,000	3,541,258
Series 2019-T1, Class BT1,
2.66%, 08/15/2050 (A)	467,000	466,608
Series 2019-T1, Class CT1,
2.81%, 08/15/2050 (A)	583,000	582,508
Series 2019-T1, Class DT1,
3.11%, 08/15/2050 (A)	636,000	635,459
Series 2019-T2, Class AT2,
2.42%, 08/15/2051 (A)	3,574,000	3,574,306

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Ocwen Master Advance Receivables Trust (continued)
Series 2019-T2, Class BT2,
2.65%, 08/15/2051 (A)	$ 800,000	$ 798,271
Series 2019-T2, Class CT2,
2.75%, 08/15/2051 (A)	1,172,000	1,168,643
Series 2019-T2, Class DT2,
3.04%, 08/15/2051 (A)	1,373,000	1,369,071
Orange Lake Timeshare Trust
Series 2014-AA, Class A,
2.29%, 07/09/2029 (A)	167,127	167,106
Series 2016-A, Class A,
2.61%, 03/08/2029 (A)	510,447	509,429
Series 2018-A, Class C,
3.74%, 11/08/2030 (A)	1,005,076	978,702
Series 2019-A, Class A,
3.06%, 04/09/2038 (A)	666,398	679,606
Series 2019-A, Class C,
3.61%, 04/09/2038 (A)	666,395	637,611
OZLM Funding IV, Ltd.
Series 2013-4A, Class A2R,
3-Month LIBOR + 1.70%, 1.96% (B), 10/22/2030 (A)	3,750,000	3,610,639
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A,
3.69%, 09/20/2035 (A)	1,294,188	1,332,009
Series 2018-3A, Class D,
5.20%, 09/20/2035 (A)	1,391,863	1,366,236
Series 2019-1A, Class B,
3.42%, 01/20/2036 (A)	1,015,575	1,032,416
Series 2019-2A, Class A,
2.59%, 05/20/2036 (A)	1,434,064	1,458,112
Series 2019-2A, Class D,
4.54%, 05/20/2036 (A)	1,455,021	1,386,623
Small Business Lending Trust
Series 2019-A, Class A,
2.85%, 07/15/2026 (A)	2,946,250	2,892,419
Sofi Consumer Loan Program LLC
Series 2017-1, Class A,
3.28%, 01/26/2026 (A)	102,298	102,600
Soundview Home Loan Trust
Series 2006-3, Class A3,
1-Month LIBOR + 0.16%, 0.33% (B), 11/25/2036	730,769	722,196
SPS Servicer Advanced Receivables Trust
Series 2019-T1, Class DT1,
2.63%, 10/15/2051 (A)	900,000	895,247
Series 2019-T2, Class AT2,
2.32%, 10/15/2052 (A)	7,215,000	7,157,571
STORE Master Funding I LLC
Series 2015-1A, Class A1,
3.75%, 04/20/2045 (A)	4,349,741	4,356,531
Series 2015-1A, Class A2,
4.17%, 04/20/2045 (A)	1,046,781	1,054,299
STORE Master Funding I-VII and XIV
Series 2019-1, Class A3,
3.32%, 11/20/2049 (A)	1,139,190	1,123,700
STORE Master Funding LLC
Series 2013-3A, Class A2,
5.21%, 11/20/2043 (A)	770,990	777,100
TICP CLO I, Ltd.
Series 2015-1A, Class AR,
3-Month LIBOR + 0.80%, 1.07% (B), 07/20/2027 (A)	2,299,617	2,281,362
Series 2015-1A, Class BR,
3-Month LIBOR + 1.30%, 1.57% (B), 07/20/2027 (A)	1,440,000	1,393,112

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TICP CLO III, Ltd.
Series 2018-3R, Class B,
3-Month LIBOR + 1.35%, 1.62% (B), 04/20/2028 (A)	$ 1,250,000	$ 1,215,710
Towd Point Mortgage Trust
Series 2016-4, Class A1,
2.25% (B), 07/25/2056 (A)	243,846	246,316
Series 2017-1, Class A1,
2.75% (B), 10/25/2056 (A)	2,017,394	2,073,245
Series 2017-3, Class A1,
2.75% (B), 07/25/2057 (A)	1,083,345	1,111,302
Series 2017-4, Class A1,
2.75% (B), 06/25/2057 (A)	1,099,151	1,138,144
Series 2017-6, Class A1,
2.75% (B), 10/25/2057 (A)	2,315,418	2,407,998
Series 2018-2, Class A1,
3.25% (B), 03/25/2058 (A)	4,121,216	4,356,616
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	7,632,653	8,222,288
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	2,907,011	3,032,107
Series 2019-1, Class A1,
3.75% (B), 03/25/2058 (A)	13,071,795	14,061,361
Trafigura Securitisation Finance PLC
Series 2018-1A, Class A2,
3.73%, 03/15/2022 (A)	3,090,000	3,129,988
VB-S1 Issuer LLC
Series 2018-1A, Class C,
3.41%, 02/15/2048 (A)	3,100,000	3,192,602
VSE VOI Mortgage LLC
Series 2018-A, Class A,
3.56%, 02/20/2036 (A)	848,021	872,667
Welk Resorts LLC
Series 2015-AA, Class A,
2.79%, 06/16/2031 (A)	486,089	486,777
Series 2019-AA, Class A,
2.80%, 06/15/2038 (A)	1,625,337	1,639,575
Wellfleet CLO, Ltd.
Series 2016-2A, Class A2R,
3-Month LIBOR + 1.58%, 1.85% (B), 10/20/2028 (A)	4,975,000	4,782,542
Series 2017-2A, Class A2R,
3-Month LIBOR + 1.62%, 1.89% (B), 10/20/2029 (A)	4,000,000	3,839,156

Total Asset-Backed Securities (Cost $212,453,428)		214,752,237

CORPORATE DEBT SECURITIES - 47.4%
Aerospace & Defense - 0.8%
BAE Systems PLC
3.40%, 04/15/2030 (A)	1,460,000	1,646,130
Boeing Co.
5.15%, 05/01/2030	3,026,000	3,301,513
5.93%, 05/01/2060	3,177,000	3,812,610
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025 (A)	1,254,000	1,393,234
L3 Harris Technologies, Inc.
2.90%, 12/15/2029	1,597,000	1,774,448
Northrop Grumman Corp.
3.20%, 02/01/2027	738,000	834,869

		12,762,804

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines - 1.1%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	$ 2,580,645	$ 2,407,078
3.70%, 04/01/2028	1,318,957	1,101,638
4.00%, 01/15/2027	1,966,515	1,625,152
Continental Airlines Pass-Through Trust
6.90%, 10/19/2023	70,176	57,922
Delta Air Lines Pass-Through Trust
3.20%, 10/25/2025	1,655,000	1,660,107
6.82%, 02/10/2024	1,288,484	1,263,242
JetBlue Pass-Through Trust
2.75%, 11/15/2033	2,813,275	2,645,291
United Airlines Holdings, Inc.
4.25%, 10/01/2022 (C)	1,500,000	1,338,750
4.88%, 01/15/2025 (C)	1,500,000	1,226,250
United Airlines Pass-Through Trust
2.70%, 11/01/2033	1,051,000	963,273
3.75%, 03/03/2028	1,540,117	1,421,695
4.15%, 02/25/2033	2,133,194	2,075,110
US Airways Pass-Through Trust
3.95%, 05/15/2027	271,375	226,687

		18,012,195

Auto Components - 0.3%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (A)	3,308,000	3,539,957
Weichai International Hong Kong Energy Group Co., Ltd.
Fixed until 09/14/2022 (D), 3.75% (B) (E)	1,600,000	1,616,800

		5,156,757

Automobiles - 0.4%
Ford Motor Co.
8.50%, 04/21/2023	1,203,000	1,335,330
9.00%, 04/22/2025	1,203,000	1,417,285
General Motors Co.
6.25%, 10/02/2043	2,723,000	3,243,154

		5,995,769

Banks - 7.5%
Banco Santander SA
2.75%, 05/28/2025	3,800,000	4,013,856
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (B), 12/20/2028	6,296,000	7,113,800
Fixed until 03/20/2050, 4.08% (B), 03/20/2051, MTN	3,860,000	5,013,314
5.88%, 02/07/2042, MTN	891,000	1,384,894
Barclays Bank PLC
10.18%, 06/12/2021 (A)	3,458,000	3,714,102
Barclays PLC
5.20%, 05/12/2026	2,094,000	2,380,229
Fixed until 06/15/2024 (D), 8.00% (B)	1,511,000	1,599,771
BBVA Bancomer SA
Fixed until 09/13/2029, 5.88% (B), 09/13/2034 (A)	4,955,000	4,868,287
6.50%, 03/10/2021 (A)	1,105,000	1,133,730
6.75%, 09/30/2022 (A)	1,500,000	1,621,005
BNP Paribas SA
Fixed until 03/14/2022 (D), 6.75% (A) (B)	2,429,000	2,480,616
BPCE SA
3.50%, 10/23/2027 (A)	2,046,000	2,267,095
4.50%, 03/15/2025 (A)	3,603,000	3,990,986

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
CIT Bank NA
Fixed until 09/27/2024, 2.97% (B), 09/27/2025	$ 3,010,000	$ 2,852,878
Citigroup, Inc.
Fixed until 04/24/2024, 3.35% (B), 04/24/2025	1,000	1,089
Fixed until 10/27/2027, 3.52% (B), 10/27/2028	6,059,000	6,829,082
Fixed until 09/12/2024 (D), 5.00% (B)	2,894,000	2,901,235
Commerzbank AG
8.13%, 09/19/2023 (A)	2,891,000	3,340,495
Credit Agricole SA
3.25%, 01/14/2030 (A)	4,842,000	5,322,896
Credit Suisse AG
6.50%, 08/08/2023 (A)	3,070,000	3,434,563
Danske Bank A/S
Fixed until 12/20/2024, 3.24% (B), 12/20/2025 (A)	3,008,000	3,225,436
Discover Bank
4.65%, 09/13/2028	2,953,000	3,474,402
HBOS PLC
6.00%, 11/01/2033 (A) (C)	2,303,000	3,169,182
ING Bank NV
5.80%, 09/25/2023 (A)	963,000	1,081,888
ING Groep NV
Fixed until 07/01/2025, 1.40% (B), 07/01/2026 (A)	2,245,000	2,283,545
Intesa Sanpaolo SpA
4.00%, 09/23/2029 (A)	1,518,000	1,652,779
5.02%, 06/26/2024 (A)	595,000	626,152
JPMorgan Chase & Co.
Fixed until 05/13/2030, 2.96% (B), 05/13/2031	2,600,000	2,831,890
4.13%, 12/15/2026	4,486,000	5,256,768
Fixed until 02/01/2025 (D), 4.60% (B)	5,603,000	5,421,463
Lloyds Banking Group PLC
Fixed until 07/09/2024, 3.87% (B), 07/09/2025	2,636,000	2,903,872
Fixed until 06/27/2026 (D), 6.75% (B)	1,988,000	2,052,610
Macquarie Bank, Ltd.
3.62%, 06/03/2030 (A)	2,506,000	2,682,536
National Australia Bank, Ltd.
Fixed until 08/02/2029, 3.93% (B), 08/02/2034 (A) (C)	2,719,000	3,067,580
Synovus Bank
Fixed until 02/10/2022, 2.29% (B), 02/10/2023	2,850,000	2,901,116
Truist Financial Corp.
Fixed until 09/01/2025 (D), 4.95% (B)	4,157,000	4,437,597
UniCredit SpA
Fixed until 06/30/2030, 5.46% (B), 06/30/2035 (A)	1,858,000	1,918,835
6.57%, 01/14/2022 (A)	2,283,000	2,426,854
Wells Fargo & Co.
Fixed until 04/04/2030, 4.48% (B), 04/04/2031, MTN	4,930,000	6,054,165
Wells Fargo Bank NA
5.95%, 08/26/2036	459,000	644,206

		124,376,799

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Beverages - 1.7%
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/2024	$ 1,543,000	$ 1,703,611
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/2025	2,390,000	2,727,323
4.44%, 10/06/2048	844,000	1,014,356
4.75%, 01/23/2029	3,118,000	3,837,373
Constellation Brands, Inc.
2.65%, 11/07/2022	2,509,000	2,620,367
3.15%, 08/01/2029	1,041,000	1,152,424
3.70%, 12/06/2026	2,851,000	3,290,414
Cott Holdings, Inc.
5.50%, 04/01/2025 (A)	4,510,000	4,684,763
Pernod Ricard SA
4.45%, 01/15/2022 (A)	6,778,000	7,148,692
5.75%, 04/07/2021 (A)	385,000	398,851

		28,578,174

Biotechnology - 0.5%
AbbVie, Inc.
3.20%, 05/14/2026	1,302,000	1,453,316
3.25%, 10/01/2022 (A)	1,361,000	1,426,542
4.05%, 11/21/2039 (A)	1,324,000	1,629,100
Amgen, Inc.
2.20%, 02/21/2027	2,344,000	2,501,723
Biogen, Inc.
2.25%, 05/01/2030	1,496,000	1,561,743

		8,572,424

Building Products - 0.5%
Associated Materials LLC / AMH New Finance, Inc.
9.00%, 01/01/2024 (A)	2,215,000	1,890,813
Builders FirstSource, Inc.
5.00%, 03/01/2030 (A)	859,000	900,919
Carrier Global Corp.
2.72%, 02/15/2030 (A)	2,713,000	2,867,143
Owens Corning
7.00%, 12/01/2036	1,380,000	1,867,118

		7,525,993

Capital Markets - 2.5%
Bank of New York Mellon Corp.
Fixed until 09/20/2025 (D), 4.70% (B)	3,823,000	4,139,468
Charles Schwab Corp.
Fixed until 12/01/2027 (D), 5.00% (B) (C)	3,340,000	3,439,482
Credit Suisse Group AG
Fixed until 08/21/2026 (D), 6.38% (A) (B)	4,297,000	4,525,300
Deutsche Bank AG
Fixed until 10/30/2025 (D), 6.00% (B)	2,000,000	1,740,600
Goldman Sachs Group, Inc.
3.85%, 01/26/2027	4,173,000	4,749,644
5.25%, 07/27/2021	3,202,000	3,354,200
Lazard Group LLC
4.50%, 09/19/2028	2,336,000	2,713,403
Morgan Stanley
Fixed until 01/22/2030, 2.70% (B), 01/22/2031, MTN	4,172,000	4,548,693
3.13%, 01/23/2023, MTN	755,000	802,467
4.00%, 07/23/2025, MTN	5,828,000	6,718,712

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
UBS AG
7.63%, 08/17/2022	$ 2,433,000	$ 2,724,667
UBS Group AG
Fixed until 08/10/2021 (D), 7.13% (B) (E)	1,055,000	1,087,969

		40,544,605

Chemicals - 0.6%
Mosaic Co.
4.05%, 11/15/2027 (C)	800,000	865,238
NOVA Chemicals Corp.
4.88%, 06/01/2024 (A)	2,800,000	2,798,600
Nutrien, Ltd.
4.20%, 04/01/2029 (C)	2,514,000	3,004,082
Syngenta Finance NV
3.93%, 04/23/2021 (A)	3,855,000	3,893,658

		10,561,578

Commercial Services & Supplies - 0.5%
Ashtead Capital, Inc.
4.25%, 11/01/2029 (A)	1,358,000	1,434,564
5.25%, 08/01/2026 (A)	2,001,000	2,121,060
Stericycle, Inc.
5.38%, 07/15/2024 (A)	3,987,000	4,196,318

		7,751,942

Communications Equipment - 0.5%
CommScope, Inc.
5.50%, 03/01/2024 (A)	6,632,000	6,887,465
Nokia OYJ
3.38%, 06/12/2022	2,050,000	2,116,625

		9,004,090

Construction & Engineering - 1.0%
Ashton Woods USA LLC / Ashton Woods Finance Co.
6.75%, 08/01/2025 (A)	990,000	1,004,850
9.88%, 04/01/2027 (A)	2,000,000	2,160,000
IHS Holdco BV
7.13%, 03/18/2025 (A)	1,565,000	1,584,876
8.00%, 09/18/2027 (A)	1,975,000	2,009,562
SBA Tower Trust
1.88%, 07/15/2050 (A)	970,000	976,142
2.84%, 01/15/2050 (A)	6,883,000	7,183,197
3.17%, 04/09/2047 (A)	880,000	894,522
3.45%, 03/15/2048 (A)	995,000	1,043,067

		16,856,216

Construction Materials - 0.8%
CRH America Finance, Inc.
3.40%, 05/09/2027 (A)	2,580,000	2,801,252
LafargeHolcim Finance LLC
3.50%, 09/22/2026 (A)	4,266,000	4,591,700
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	2,612,000	2,745,768
3.50%, 12/15/2027	2,300,000	2,566,524

		12,705,244

Consumer Finance - 1.1%
Ally Financial, Inc.
3.88%, 05/21/2024	2,830,000	3,023,610
7.50%, 09/15/2020	1,477,000	1,487,751
Altice Financing SA
7.50%, 05/15/2026 (A)	2,750,000	2,956,937

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Finance (continued)
BMW US Capital LLC
2.80%, 04/11/2026 (A)	$ 4,540,000	$ 4,915,089
Navient Corp.
5.00%, 10/26/2020	2,050,000	2,065,601
6.50%, 06/15/2022	1,445,000	1,510,025
OneMain Finance Corp.
7.13%, 03/15/2026	2,000,000	2,344,660

		18,303,673

Containers & Packaging - 0.7%
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024 (A)	5,810,000	5,923,760
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.13%, 07/15/2023 (A)	3,005,000	3,050,976
WRKCo, Inc.
3.90%, 06/01/2028	2,405,000	2,771,574

		11,746,310

Diversified Financial Services - 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	3,239,000	3,294,053
6.50%, 07/15/2025	911,000	977,594
Aviation Capital Group LLC
2.88%, 01/20/2022 (A)	2,349,000	2,310,428
3.50%, 11/01/2027 (A)	1,166,000	1,044,151
5.50%, 12/15/2024 (A)	4,970,000	5,091,181
Element Fleet Management Corp.
3.85%, 06/15/2025 (A)	3,784,000	3,983,053
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (A)	5,711,000	4,825,795
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (A)	3,940,000	4,294,600

		25,820,855

Diversified Telecommunication Services - 1.7%
AT&T, Inc.
3.40%, 05/15/2025 (F)	4,207,000	4,679,635
CenturyLink, Inc.
5.13%, 12/15/2026 (A)	1,700,000	1,779,713
5.80%, 03/15/2022	3,035,000	3,179,163
6.45%, 06/15/2021	3,455,000	3,580,244
7.50%, 04/01/2024 (C)	1,750,000	1,977,500
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	4,855,000	5,097,750
Level 3 Financing, Inc.
3.40%, 03/01/2027 (A)	3,328,000	3,585,854
Verizon Communications, Inc.
3.50%, 11/01/2024	870,000	969,737
4.13%, 03/16/2027	2,134,000	2,559,622

		27,409,218

Electric Utilities - 1.2%
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028 (A)	4,009,000	4,321,766
EDP Finance BV
3.63%, 07/15/2024 (A)	8,739,000	9,474,824
NRG Energy, Inc.
7.25%, 05/15/2026	1,616,000	1,742,872

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Pacific Gas & Electric Co.
2.50%, 02/01/2031	$ 2,323,000	$ 2,331,289
Vistra Operations Co. LLC
5.00%, 07/31/2027 (A)	1,247,000	1,331,173

		19,201,924

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp.
2.80%, 02/15/2030	2,182,000	2,403,834
Arrow Electronics, Inc.
3.50%, 04/01/2022	1,657,000	1,706,625
Keysight Technologies, Inc.
4.60%, 04/06/2027	2,549,000	3,013,119

		7,123,578

Energy Equipment & Services - 0.1%
Noble Holding International, Ltd.
6.05%, 03/01/2041 (G)	1,736,000	43,400
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (A)	1,737,000	1,917,719

		1,961,119

Equity Real Estate Investment Trusts - 2.2%
CBL & Associates, LP
5.25%, 12/01/2023	997,000	234,504
CyrusOne, LP / CyrusOne Finance Corp.
2.90%, 11/15/2024	2,058,000	2,215,416
EPR Properties
3.75%, 08/15/2029	2,420,000	2,153,922
Equinix, Inc.
5.38%, 05/15/2027	4,929,000	5,423,576
Healthcare Trust of America Holdings, LP
3.10%, 02/15/2030	1,525,000	1,608,102
Healthpeak Properties, Inc.
3.88%, 08/15/2024	2,877,000	3,191,470
Highwoods Realty, LP
3.05%, 02/15/2030	3,244,000	3,362,547
Iron Mountain, Inc.
5.25%, 03/15/2028 (A)	3,750,000	3,937,500
iStar, Inc.
4.25%, 08/01/2025	2,171,000	2,086,874
5.25%, 09/15/2022	1,946,000	1,946,000
Life Storage, LP
4.00%, 06/15/2029	1,053,000	1,193,000
Prologis, LP
2.13%, 04/15/2027	1,065,000	1,141,909
Realty Income Corp.
3.25%, 01/15/2031	1,072,000	1,202,855
Service Properties Trust
4.65%, 03/15/2024	3,147,000	2,879,505
4.95%, 10/01/2029	1,321,000	1,129,455
Weyerhaeuser Co.
4.00%, 04/15/2030	2,433,000	2,830,280

		36,536,915

Food & Staples Retailing - 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP
4.63%, 01/15/2027 (A)	4,110,000	4,346,325
Sysco Corp.
5.95%, 04/01/2030	2,966,000	3,762,866

		8,109,191

The notes are an integral part of this report. Transamerica Funds	Page 5

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products - 0.3%
Campbell Soup Co.
2.38%, 04/24/2030	$ 2,285,000	$ 2,420,382
Post Holdings, Inc.
4.63%, 04/15/2030 (A)	680,000	715,700
5.63%, 01/15/2028 (A)	2,000,000	2,185,600

		5,321,682

Health Care Equipment & Supplies - 0.7%
Abbott Laboratories
1.40%, 06/30/2030	1,182,000	1,214,554
Alcon Finance Corp.
2.75%, 09/23/2026 (A)	2,053,000	2,250,786
Becton Dickinson & Co.
3-Month LIBOR + 0.88%, 1.18% (B), 12/29/2020	655,000	655,131
Boston Scientific Corp.
4.70%, 03/01/2049	1,604,000	2,264,198
DENTSPLY SIRONA, Inc.
3.25%, 06/01/2030	2,387,000	2,611,641
Stryker Corp.
1.95%, 06/15/2030 (C)	2,312,000	2,403,135

		11,399,445

Health Care Providers & Services - 1.7%
Anthem, Inc.
2.25%, 05/15/2030	2,121,000	2,245,560
Centene Corp.
3.38%, 02/15/2030	4,806,000	5,088,352
4.25%, 12/15/2027	1,047,000	1,112,438
CHS / Community Health Systems, Inc.
8.00%, 03/15/2026 (A)	725,000	742,596
8.13%, 06/30/2024 (A)	116,000	73,517
Cigna Corp.
2.40%, 03/15/2030	2,085,000	2,224,257
CVS Health Corp.
4.78%, 03/25/2038	3,079,000	3,955,810
HCA, Inc.
4.13%, 06/15/2029	2,885,000	3,376,759
5.25%, 04/15/2025	2,342,000	2,728,062
Quest Diagnostics, Inc.
4.20%, 06/30/2029	2,067,000	2,509,995
Tenet Healthcare Corp.
5.13%, 11/01/2027 (A)	2,400,000	2,547,000
UnitedHealth Group, Inc.
2.00%, 05/15/2030	1,965,000	2,094,598

		28,698,944

Hotels, Restaurants & Leisure - 1.5%
Boyd Gaming Corp.
4.75%, 12/01/2027 (A)	2,549,000	2,450,226
Carnival Corp.
11.50%, 04/01/2023 (A)	748,000	813,450
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	2,357,000	2,428,181
International Game Technology PLC
6.50%, 02/15/2025 (A)	2,792,000	3,008,380
Marriott International, Inc.
5.75%, 05/01/2025	2,772,000	3,079,210
MGM Resorts International
5.75%, 06/15/2025 (C)	3,379,000	3,488,817
NCL Corp., Ltd.
3.63%, 12/15/2024 (A)	3,416,000	2,254,560

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc.
7.00%, 05/15/2028 (A)	$ 699,000	$ 643,080
7.25%, 11/15/2029 (A)	796,000	728,340
8.25%, 03/15/2026 (A)	3,200,000	3,205,088
Viking Cruises, Ltd.
5.88%, 09/15/2027 (A)	4,525,000	2,975,188

		25,074,520

Household Durables - 0.3%
Century Communities, Inc.
6.75%, 06/01/2027	1,319,000	1,408,613
D.R. Horton, Inc.
4.38%, 09/15/2022	2,438,000	2,599,587
KB Home
7.63%, 05/15/2023	795,000	874,500

		4,882,700

Independent Power & Renewable Electricity Producers - 0.1%
Calpine Corp.
5.25%, 06/01/2026 (A)	1,250,000	1,300,000

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.
3.75%, 12/01/2027	2,784,000	3,144,435
General Electric Co.
Fixed until 01/21/2021 (D), 5.00% (B)	1,442,000	1,142,785

		4,287,220

Insurance - 1.1%
American International Group, Inc.
4.20%, 04/01/2028	1,970,000	2,329,548
4.25%, 03/15/2029	1,572,000	1,867,597
Aon Corp.
3.75%, 05/02/2029	3,831,000	4,493,432
Five Corners Funding Trust II
2.85%, 05/15/2030 (A)	1,623,000	1,756,842
Markel Corp.
5.00%, 05/20/2049	1,790,000	2,416,631
Progressive Corp.
3.20%, 03/26/2030	1,206,000	1,412,212
Reinsurance Group of America, Inc.
3.90%, 05/15/2029	3,871,000	4,373,876

		18,650,138

Interactive Media & Services - 0.3%
Baidu, Inc.
4.38%, 05/14/2024	2,436,000	2,692,024
Tencent Holdings, Ltd.
3.28%, 04/11/2024 (A)	1,686,000	1,799,360

		4,491,384

Internet & Direct Marketing Retail - 0.1%
Expedia Group, Inc.
3.80%, 02/15/2028	1,761,000	1,743,857

IT Services - 0.2%
Fidelity National Information Services, Inc.
3.75%, 05/21/2029 (C)	760,000	910,487
Fiserv, Inc.
3.50%, 07/01/2029	1,443,000	1,669,980
Gartner, Inc.
4.50%, 07/01/2028 (A)	413,000	433,650

		3,014,117

Leisure Products - 0.1%
Mattel, Inc.
5.88%, 12/15/2027 (A)	360,000	390,668
6.75%, 12/31/2025 (A) (C)	1,500,000	1,606,605

		1,997,273

The notes are an integral part of this report. Transamerica Funds	Page 6

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Machinery - 0.1%
Oshkosh Corp.
3.10%, 03/01/2030	$ 622,000	$ 650,455
Xylem, Inc.
1.95%, 01/30/2028	1,517,000	1,576,961

		2,227,416

Marine - 0.2%
MV24 Capital BV
6.75%, 06/01/2034 (A)	2,901,042	2,893,818

Media - 1.7%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.13%, 07/01/2049	3,499,000	4,292,567
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/2024	1,055,000	949,500
Comcast Corp.
4.15%, 10/15/2028	3,221,000	3,958,981
CSC Holdings LLC
6.63%, 10/15/2025 (A)	2,000,000	2,090,000
6.75%, 11/15/2021	1,315,000	1,393,900
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (A)	1,040,000	800,873
6.63%, 08/15/2027 (A)	690,000	377,775
DISH DBS Corp.
5.00%, 03/15/2023	1,500,000	1,563,840
5.88%, 07/15/2022	7,490,000	7,883,225
6.75%, 06/01/2021	900,000	931,500
Univision Communications, Inc.
6.63%, 06/01/2027 (A)	725,000	727,030
Ziggo BV
5.50%, 01/15/2027 (A)	2,473,000	2,609,015

		27,578,206

Metals & Mining - 0.1%
Teck Resources, Ltd.
6.25%, 07/15/2041	2,073,000	2,320,927

Multi-Utilities - 0.4%
Black Hills Corp.
3.05%, 10/15/2029	1,445,000	1,591,777
3.15%, 01/15/2027	1,625,000	1,748,975
4.25%, 11/30/2023	2,549,000	2,789,311

		6,130,063

Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy Partners, LP
4.50%, 10/01/2029	1,735,000	1,835,283
Chesapeake Energy Corp.
11.50%, 01/01/2025 (A) (G)	1,665,000	154,013
Citgo Holding, Inc.
9.25%, 08/01/2024 (A)	700,000	700,000
Energy Transfer Operating, LP
6.00%, 06/15/2048	4,199,000	4,409,633
EnLink Midstream Partners, LP
5.05%, 04/01/2045	1,095,000	591,300
EQM Midstream Partners, LP
6.50%, 07/15/2048	2,310,000	2,301,268

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.
3.04%, 03/01/2026	$ 2,584,000	$ 2,883,790
Lukoil International Finance BV
6.66%, 06/07/2022 (A)	1,000,000	1,086,600
Marathon Petroleum Corp.
4.50%, 05/01/2023	3,182,000	3,448,078
Noble Energy, Inc.
3.25%, 10/15/2029	1,562,000	1,756,522
NuStar Logistics, LP
4.80%, 09/01/2020	1,250,000	1,243,750
5.63%, 04/28/2027	2,000,000	1,952,400
6.00%, 06/01/2026	350,000	358,750
Occidental Petroleum Corp.
4.30%, 08/15/2039	938,000	759,780
5.55%, 03/15/2026	5,870,000	5,890,545
ONEOK Partners, LP
4.90%, 03/15/2025	1,134,000	1,235,420
Petroleos Mexicanos
6.50%, 01/23/2029	4,757,000	4,394,992
6.84%, 01/23/2030 (A)	3,538,000	3,290,340
7.69%, 01/23/2050 (A)	1,593,000	1,400,725
Plains All American Pipeline, LP / PAA Finance Corp.
3.55%, 12/15/2029	1,710,000	1,689,158
Sabine Pass Liquefaction LLC
6.25%, 03/15/2022	4,532,000	4,845,285
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
5.13%, 02/01/2025	4,000,000	4,060,000
YPF SA
8.50%, 07/28/2025 (A)	2,242,000	1,816,042

		52,103,674

Paper & Forest Products - 0.1%
Celulosa Arauco y Constitucion SA
5.50%, 04/30/2049 (A) (C)	1,560,000	1,669,216

Pharmaceuticals - 1.3%
AstraZeneca PLC
2.38%, 06/12/2022	2,650,000	2,739,343
4.00%, 01/17/2029	3,089,000	3,775,558
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	3,400,000	3,472,250
5.88%, 05/15/2023 (A)	149,000	149,000
6.13%, 04/15/2025 (A)	2,000,000	2,065,000
7.00%, 01/15/2028 (A)	617,000	670,988
Bayer US Finance II LLC
4.38%, 12/15/2028 (A)	2,041,000	2,413,209
Bristol-Myers Squibb Co.
3.20%, 06/15/2026	807,000	916,561
Merck & Co., Inc.
3.40%, 03/07/2029	1,505,000	1,778,503
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	1,170,000	1,469,489
Upjohn, Inc.
2.30%, 06/22/2027 (A)	1,187,000	1,247,393
Zoetis, Inc.
2.00%, 05/15/2030	1,486,000	1,572,517

		22,269,811

Professional Services - 0.1%
Equifax, Inc.
2.60%, 12/01/2024	1,680,000	1,793,745

Road & Rail - 0.4%
Avolon Holdings Funding, Ltd.
4.38%, 05/01/2026 (A)	3,369,000	2,980,590

The notes are an integral part of this report. Transamerica Funds	Page 7

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail (continued)
CSX Corp.
3.80%, 04/15/2050	$ 1,687,000	$ 2,145,389
Hertz Corp.
5.50%, 10/15/2024 (A) (G)	3,599,000	1,421,605

		6,547,584

Semiconductors & Semiconductor Equipment - 1.3%
KLA Corp.
4.10%, 03/15/2029	2,500,000	3,021,257
Lam Research Corp.
1.90%, 06/15/2030	2,527,000	2,677,771
3.75%, 03/15/2026	1,283,000	1,484,289
Micron Technology, Inc.
4.64%, 02/06/2024	2,335,000	2,594,149
NVIDIA Corp.
2.85%, 04/01/2030	2,123,000	2,377,559
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (A)	1,035,000	1,142,157
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	3,675,000	4,288,959
Sensata Technologies, Inc., Co.
4.38%, 02/15/2030 (A)	1,498,000	1,600,898
Xilinx, Inc.
2.38%, 06/01/2030	2,274,000	2,464,310

		21,651,349

Software - 0.4%
Adobe, Inc.
2.15%, 02/01/2027	2,095,000	2,279,007
Infor, Inc.
1.75%, 07/15/2025 (A)	2,364,000	2,436,812
Intuit, Inc.
1.35%, 07/15/2027	1,657,000	1,697,856

		6,413,675

Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.
2.85%, 02/23/2023	3,488,000	3,697,871
Dell International LLC / EMC Corp.
6.02%, 06/15/2026 (A)	3,601,000	4,222,441
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023	1,938,000	2,127,241
NCR Corp.
8.13%, 04/15/2025 (A) (C)	277,000	307,387
Seagate HDD Cayman
4.13%, 01/15/2031 (A)	402,000	431,548
Western Digital Corp.
4.75%, 02/15/2026 (C)	6,235,000	6,773,517

		17,560,005

Tobacco - 0.6%
Altria Group, Inc.
3.40%, 05/06/2030	2,629,000	2,938,367
BAT Capital Corp.
3.22%, 08/15/2024	1,554,000	1,679,243
4.76%, 09/06/2049	2,100,000	2,478,624
4.91%, 04/02/2030	1,473,000	1,776,941
Reynolds American, Inc.
7.25%, 06/15/2037	340,000	475,406

		9,348,581

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Trading Companies & Distributors - 0.3%
Air Lease Corp.
2.25%, 01/15/2023	$ 3,419,000	$ 3,379,664
2.30%, 02/01/2025, MTN	868,000	835,694

		4,215,358

Transportation Infrastructure - 0.2%
Penske Truck Leasing Co., LP / PTL Finance Corp.
4.00%, 07/15/2025 (A)	3,122,000	3,497,211

Wireless Telecommunication Services - 1.0%
Crown Castle Towers LLC
3.22%, 05/15/2042 (A)	3,545,000	3,603,612
3.72%, 07/15/2043 (A)	371,000	387,638
Sprint Corp.
7.25%, 09/15/2021	2,450,000	2,587,812
7.88%, 09/15/2023	7,245,000	8,404,200
T-Mobile USA, Inc.
3.88%, 04/15/2030 (A)	1,439,000	1,648,015

		16,631,277

Total Corporate Debt Securities (Cost $745,571,484)		780,330,569

FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
Colombia - 0.1%
Colombia Government International Bond
4.50%, 01/28/2026	1,300,000	1,444,625

Costa Rica - 0.2%
Costa Rica Government International Bond
7.00%, 04/04/2044 (A)	4,350,000	3,867,150

Dominican Republic - 0.1%
Dominican Republic International Bond
5.50%, 01/27/2025 (E)	1,122,000	1,165,197

Ecuador - 0.1%
Ecuador Government International Bond
7.88%, 03/27/2025 (A) (F)	1,920,000	993,600

Indonesia - 0.2%
Indonesia Government International Bond
4.75%, 01/08/2026 (A)	2,780,000	3,213,291

Mongolia - 0.0% (H)
Mongolia Government International Bond
5.63%, 05/01/2023 (A)	470,000	477,056

Qatar - 0.2%
Qatar Government International Bond
3.88%, 04/23/2023 (A)	2,657,000	2,867,774

Saudi Arabia - 0.0% (H)
Saudi Government International Bond
2.38%, 10/26/2021 (A)	560,000	569,867

Total Foreign Government Obligations (Cost $15,469,914)		14,598,560

LOAN ASSIGNMENTS - 0.8%
Commercial Services & Supplies - 0.4%
Spin Holdco, Inc.
Term Loan B,
3-Month LIBOR + 3.25%, 4.25% (B), 11/14/2022	7,628,746	7,393,071

The notes are an integral part of this report. Transamerica Funds	Page 8

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Diversified Consumer Services - 0.2%
Pre-Paid Legal Services, Inc.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3.41% (B), 05/01/2025	$ 2,846,435	$ 2,739,693

Media - 0.2%
AVSC Holding Corp.
1st Lien Term Loan,
1-Month LIBOR + 3.25%, 3-Month LIBOR + 3.25%, 6-Month LIBOR + 3.25%, 4.25% (B), 03/03/2025	2,006,447	1,421,233
Term Loan B,
3-Month LIBOR + 4.50%, 6-Month LIBOR + 4.50%, 5.50% (B), 10/15/2026	2,985,000	2,104,425

		3,525,658

Total Loan Assignments (Cost $15,354,001)		13,658,422

MORTGAGE-BACKED SECURITIES - 14.9%
20 Times Square Trust
Series 2018-20TS, Class C,
3.10% (B), 05/15/2035 (A)	2,400,000	2,301,917
280 Park Avenue Mortgage Trust
Series 2017-280P, Class D,
1-Month LIBOR + 1.54%, 1.71% (B), 09/15/2034 (A)	3,000,000	2,902,142
AFN LLC
Series 2019-1A, Class A1,
3.78%, 05/20/2049 (A)	7,116,000	7,090,653
Alternative Loan Trust
Series 2005-14, Class 2A1,
1-Month LIBOR + 0.21%, 0.38% (B), 05/25/2035	693,039	626,287
Series 2005-14, Class 4A1,
1-Month LIBOR + 0.22%, 0.39% (B), 05/25/2035	1,392,056	1,233,142
Series 2006-OC1, Class 2A3A,
1-Month LIBOR + 0.32%, 0.49% (B), 03/25/2036	1,410,689	1,225,772
American Home Mortgage Assets Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.13%, 0.30% (B), 03/25/2047	480,593	440,103
Arroyo Mortgage Trust
Series 2018-1, Class A1,
3.76% (B), 04/25/2048 (A)	1,003,246	1,030,613
Ashford Hospitality Trust
Series 2018-ASHF, Class D,
1-Month LIBOR + 2.10%, 2.27% (B), 04/15/2035 (A)	3,988,000	3,591,056
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class D,
1-Month LIBOR + 1.80%, 1.97% (B), 09/15/2032 (A)	5,000,000	4,523,424
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class BNM,
3.47%, 11/05/2032 (A)	5,000,000	4,311,394
Series 2019-BPR, Class CNM,
3.72% (B), 11/05/2032 (A)	3,970,000	2,977,665

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Banc of America Funding Trust
Series 2007-3, Class TA2,
1-Month LIBOR + 0.18%, 0.35% (B), 04/25/2037	$ 291,264	$ 245,754
BB-UBS Trust
Series 2012-TFT, Class C,
3.47% (B), 06/05/2030 (A)	2,345,000	1,659,991
BBCMS Mortgage Trust
Series 2017-DELC, Class C,
1-Month LIBOR + 1.20%, 1.37% (B), 08/15/2036 (A)	2,339,000	2,189,785
Series 2017-DELC, Class D,
1-Month LIBOR + 1.70%, 1.87% (B), 08/15/2036 (A)	2,130,000	1,945,199
Series 2017-DELC, Class E,
1-Month LIBOR + 2.50%, 2.67% (B), 08/15/2036 (A)	1,890,000	1,708,720
Series 2018-TALL, Class C,
1-Month LIBOR + 1.12%, 1.30% (B), 03/15/2037 (A)	7,065,000	6,623,452
Series 2018-TALL, Class E,
1-Month LIBOR + 2.44%, 2.61% (B), 03/15/2037 (A)	2,570,000	2,372,470
BHMS Trust
Series 2018-ATLS, Class C,
1-Month LIBOR + 1.90%, 2.07% (B), 07/15/2035 (A)	4,065,000	3,689,429
BX Commercial Mortgage Trust
Series 2019-XL, Class D,
1-Month LIBOR + 1.45%, 1.62% (B), 10/15/2036 (A)	6,108,731	6,070,828
BX Trust
Series 2018-GW, Class C,
1-Month LIBOR + 1.22%, 1.39% (B), 05/15/2035 (A)	1,900,000	1,766,616
BXP Trust
Series 2017-CQHP, Class D,
1-Month LIBOR + 2.00%, 2.17% (B), 11/15/2034 (A)	1,825,000	1,554,837
CGMS Commercial Mortgage Trust
Series 2017-MDRB, Class B,
1-Month LIBOR + 1.75%, 1.92% (B), 07/15/2030 (A)	2,200,000	2,081,817
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1,
1-Month LIBOR + 0.27%, 0.44% (B), 04/25/2035	165,277	159,571
Series 2006-3, Class 3A1,
1-Month LIBOR + 0.25%, 0.42% (B), 02/25/2036	274,216	264,399
CHT Mortgage Trust
Series 2017-CSMO, Class C,
1-Month LIBOR + 1.50%, 1.67% (B), 11/15/2036 (A)	9,000,000	8,559,714
Series 2017-CSMO, Class D,
1-Month LIBOR + 2.25%, 2.42% (B), 11/15/2036 (A)	5,750,000	5,447,083

The notes are an integral part of this report. Transamerica Funds	Page 9

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class C,
3.90%, 05/10/2036 (A)	$ 2,380,000	$ 2,442,872
Citigroup Mortgage Loan Trust
Series 2015-PS1, Class A1,
3.75% (B), 09/25/2042 (A)	1,011,675	1,041,013
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A,
4.00% (B), 01/25/2035 (A)	80,256	84,341
Series 2015-A, Class A1,
3.50% (B), 06/25/2058 (A)	97,231	99,971
Colony Trust
Series 2019-IKPR, Class C,
1-Month LIBOR + 1.68%, 1.85% (B), 11/15/2038 (A)	5,700,000	5,014,282
Commercial Mortgage Pass-Through Certificates Trust
Series 2012-LTRT, Class A2,
3.40%, 10/05/2030 (A)	2,225,000	2,161,725
Series 2012-LTRT, Class B,
3.80%, 10/05/2030 (A)	1,175,000	1,122,723
CORE Mortgage Trust
Series 2019-CORE, Class C,
1-Month LIBOR + 1.30%, 1.47% (B), 12/15/2031 (A)	7,369,000	7,184,690
CSMC Trust
Series 2014-11R, Class 17A1,
1-Month LIBOR + 0.15%, 0.33% (B), 12/27/2036 (A)	621,669	605,159
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class D,
3.96% (B), 12/10/2036 (A)	7,902,000	7,322,201
GS Mortgage Securities Trust
Series 2013-G1, Class A2,
3.56% (B), 04/10/2031 (A)	2,000,000	1,973,440
Series 2017-SLP, Class B,
3.77%, 10/10/2032 (A)	5,242,000	5,271,620
Series 2019-SOHO, Class C,
1-Month LIBOR + 1.30%, 1.47% (B), 06/15/2036 (A)	8,200,000	7,789,740
Series 2020-UPTN, Class C,
3.25%, 02/10/2037 (A)	6,318,000	6,190,959
GSCG Trust
Series 2019-600C, Class B,
3.16%, 09/06/2034 (A)	1,660,000	1,659,398
Series 2019-600C, Class C,
3.46%, 09/06/2034 (A)	4,480,000	4,323,498
GSR Mortgage Loan Trust
Series 2007-OA1, Class 2A1,
1-Month LIBOR + 0.13%, 0.30% (B), 05/25/2037	204,442	121,075
HPLY Trust
Series 2019-HIT, Class C,
1-Month LIBOR + 1.60%, 1.77% (B), 11/15/2036 (A)	2,934,143	2,713,366
ILPT Trust
Series 2019-SURF, Class C,
4.29% (B), 02/11/2041 (A)	1,930,000	1,995,704
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1,
3.31% (B), 08/25/2037	777,489	630,458

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
InTown Hotel Portfolio Trust
Series 2018-STAY, Class C,
1-Month LIBOR + 1.25%, 1.42% (B), 01/15/2033 (A)	$ 3,835,000	$ 3,698,247
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-DSTY, Class C,
3.80% (B), 06/10/2027 (A)	2,000,000	250,000
Series 2020-NNN, Class CFX,
3.27%, 01/16/2037 (A)	2,675,000	2,637,151
Series 2020-NNN, Class DFL,
1-Month LIBOR + 1.55%, 1.73% (B), 01/16/2037 (A)	3,000,000	2,820,697
MBRT
Series 2019-MBR, Class D,
1-Month LIBOR + 1.70%, 1.87% (B), 11/15/2036 (A)	3,033,000	2,759,062
Merrill Lynch Mortgage Investors Trust
Series 2006-A1, Class 1A1,
3.96% (B), 03/25/2036	1,203,483	930,458
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (B), 04/25/2058 (A)	1,398,918	1,478,556
Mill City Mortgage Loan Trust
Series 2019-1, Class A1,
3.25% (B), 10/25/2069 (A)	8,487,905	8,969,995
Morgan Stanley Capital I Trust
Series 2018-SUN, Class C,
1-Month LIBOR + 1.40%, 1.57% (B), 07/15/2035 (A)	2,015,000	1,918,824
Morgan Stanley Resecuritization Trust
Series 2014-R4, Class 4A,
3.87% (B), 11/21/2035 (A)	584,982	580,574
MSCG Trust
Series 2018-SELF, Class C,
1-Month LIBOR + 1.18%, 1.35% (B), 10/15/2037 (A)	1,375,000	1,319,960
Series 2018-SELF, Class D,
1-Month LIBOR + 1.65%, 1.82% (B), 10/15/2037 (A)	5,710,000	5,452,875
New Residential Mortgage Loan Trust
Series 2016-2A, Class A1,
3.75% (B), 11/26/2035 (A)	702,136	751,312
Series 2017-1A, Class A1,
4.00% (B), 02/25/2057 (A)	2,037,290	2,198,784
Series 2017-2A, Class A3,
4.00% (B), 03/25/2057 (A)	1,559,231	1,680,750
Series 2017-3A, Class A1,
4.00% (B), 04/25/2057 (A)	1,093,389	1,174,722
Series 2018-2A, Class A1,
4.50% (B), 02/25/2058 (A)	798,528	861,489
Series 2018-RPL1, Class A1,
3.50% (B), 12/25/2057 (A)	4,311,458	4,606,129
Series 2019-2A, Class A1,
4.25% (B), 12/25/2057 (A)	3,023,879	3,293,824
Series 2019-3A, Class A1A,
3.75% (B), 11/25/2058 (A)	7,766,094	8,342,669
Series 2019-4A, Class A1B,
3.50% (B), 12/25/2058 (A)	5,377,224	5,694,632
Series 2019-5A, Class A1B,
3.50% (B), 08/25/2059 (A)	8,809,524	9,227,613
Series 2019-6A, Class A1B,
3.50% (B), 09/25/2059 (A)	6,949,039	7,296,151
Series 2019-RPL2, Class A1,
3.25% (B), 02/25/2059 (A)	4,903,244	5,107,984

The notes are an integral part of this report. Transamerica Funds	Page 10

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RALI Trust
Series 2006-QO1, Class 3A1,
1-Month LIBOR + 0.27%, 0.44% (B), 02/25/2046	$ 3,435,430	$ 2,214,423
Series 2006-QO2, Class A1,
1-Month LIBOR + 0.22%, 0.39% (B), 02/25/2046	95,213	26,875
Series 2007-QH5, Class AI1,
1-Month LIBOR + 0.21%, 0.38% (B), 06/25/2037	221,133	216,208
Residential Asset Securitization Trust
Series 2004-A4, Class A11,
5.50%, 08/25/2034	1,868,103	1,957,826
Tharaldson Hotel Portfolio Trust
Series 2018-THL, Class C,
1-Month LIBOR + 1.35%, 1.51% (B), 11/11/2034 (A)	1,405,489	1,271,160
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	11,620,789	12,304,838
VNDO Mortgage Trust
Series 2012-6AVE, Class E,
3.34% (B), 11/15/2030 (A)	4,000,000	3,848,466
Series 2013-PENN, Class D,
3.95% (B), 12/13/2029 (A)	1,900,000	1,871,558

Total Mortgage-Backed Securities (Cost $254,124,995)		245,105,880

MUNICIPAL GOVERNMENT OBLIGATION - 0.2%
California - 0.2%
State of California, General Obligation Unlimited,
7.30%, 10/01/2039	1,400,000	2,383,248

Total Municipal Government Obligation (Cost $1,980,437)		2,383,248

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.6%
Federal Home Loan Mortgage Corp., Interest Only STRIPS
5.00%, 08/01/2035	738,983	151,162
Uniform Mortgage-Backed Security
2.50%, TBA (I)	19,311,000	20,288,619
3.00%, TBA (I)	26,743,000	28,290,124
3.50%, TBA (I)	26,276,000	27,708,863

Total U.S. Government Agency Obligations (Cost $76,898,519)		76,438,768

U.S. GOVERNMENT OBLIGATIONS - 17.4%
U.S. Treasury - 16.7%
U.S. Treasury Bond
1.25%, 05/15/2050	8,769,000	8,884,436
2.00%, 02/15/2050 (C)	10,116,000	12,153,821
2.25%, 08/15/2046 - 08/15/2049	25,000,900	31,138,606
2.50%, 05/15/2046	9,450,000	12,246,609
2.75%, 08/15/2042 - 08/15/2047 (C)	18,260,000	24,600,032
2.75%, 11/15/2047	12,316,000	16,843,092
2.88%, 05/15/2049	13,944,200	19,725,051
3.00%, 08/15/2048 - 02/15/2049	11,481,000	16,512,175
3.13%, 05/15/2048	8,143,000	11,916,453
3.50%, 02/15/2039	6,104,000	8,861,291
4.50%, 02/15/2036 (C)	10,697,000	16,676,874
6.25%, 05/15/2030 (C)	11,598,000	17,972,370

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Note
0.13%, 05/31/2022	$ 9,896,000	$ 9,897,160
0.25%, 05/31/2025 (C)	11,524,000	11,549,659
0.50%, 03/31/2025 (C)	3,086,000	3,128,794
0.63%, 05/15/2030 (C)	23,700,000	23,896,266
1.50%, 02/15/2030	11,131,000	12,148,008
1.63%, 08/15/2029 (C)	3,452,000	3,796,526
1.75%, 07/31/2021 (C)	6,183,000	6,282,025
2.88%, 10/31/2023	6,528,000	7,106,850

		275,336,098

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Indexed Bond
2.50%, 01/15/2029	8,324,888	10,894,501

Total U.S. Government Obligations (Cost $243,083,029)		286,230,599

	Shares	Value
PREFERRED STOCK - 0.1%
Banks - 0.1%
GMAC Capital Trust I,
Series 2, 3-Month LIBOR + 5.79%, 6.18% (B)	74,000	1,781,180

Total Preferred Stock (Cost $1,890,827)		1,781,180

	Principal	Value
COMMERCIAL PAPER - 3.7%
Banks - 0.8%
DNB Bank ASA
0.22% (J), 10/07/2020	$ 3,000,000	2,998,772
Manhattan Asset Funding Co. LLC
0.23% (J), 10/13/2020	1,937,000	1,936,097
0.25% (J), 09/01/2020	3,000,000	2,999,354
Sumitomo Mitsui Brokerage Corp.
0.21% (J), 10/29/2020	5,163,000	5,160,319

		13,094,542

Capital Markets - 0.8%
Cedar Springs Capital Co. LLC
0.30% (J), 08/20/2020	12,920,000	12,917,954

Commercial Services & Supplies - 0.0% (H)
Charta LLC
0.22% (J), 10/19/2020	500,000	499,759

Diversified Financial Services - 2.1%
Crown Point Capital Co.
0.32% (J), 08/20/2020	14,000,000	13,997,636
Jupiter Securitization Co. LLC
0.30% (J), 08/04/2020	9,700,000	9,699,758
Lexington Parker Capital Co. LLC
0.26% (J), 10/26/2020	500,000	499,689
Mont Blanc Capital Corp.
0.29% (J), 08/13/2020	9,400,000	9,399,091
Starbird Funding Corp.
0.23% (J), 09/02/2020	1,050,000	1,049,785

		34,645,959

Total Commercial Paper (Cost $61,158,214)		61,158,214

The notes are an integral part of this report. Transamerica Funds	Page 11

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.9%
U.S. Treasury Bill
0.11% (J), 10/01/2020	$ 4,401,000	$ 4,400,213
0.14% (J), 10/01/2020	5,068,000	5,066,841
0.15% (J), 12/31/2020	3,700,000	3,697,664
0.17% (J), 09/10/2020	2,240,000	2,239,586

Total Short-Term U.S. Government Obligations (Cost $15,404,304)		15,404,304

	Shares	Value
OTHER INVESTMENT COMPANY - 2.7%
Securities Lending Collateral - 2.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (J)	44,291,215	44,291,215

Total Other Investment Company (Cost $44,291,215)		44,291,215

Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 0.00% (J), dated 07/31/2020, to be repurchased at $19,969,542 on 08/03/2020. Collateralized by a U.S. Government Obligation, 2.13%, due 03/31/2024, and with a value of $20,369,012.

$ 19,969,542	$ 19,969,542

Total Repurchase Agreement (Cost $19,969,542)	19,969,542

Total Investments (Cost $1,707,649,909)	1,776,102,738
Net Other Assets (Liabilities) - (7.8)%	(128,226,055)

Net Assets - 100.0%	$ 1,647,876,683

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
U.S. Treasury Ultra Bond	1	09/21/2020	$ 217,355	$ 227,688	$ 10,333	$ —

The notes are an integral part of this report. Transamerica Funds	Page 12

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$214,752,237	$—	$214,752,237
Corporate Debt Securities	—	780,330,569	—	780,330,569
Foreign Government Obligations	—	14,598,560	—	14,598,560
Loan Assignments	—	13,658,422	—	13,658,422
Mortgage-Backed Securities	—	245,105,880	—	245,105,880
Municipal Government Obligation	—	2,383,248	—	2,383,248
U.S. Government Agency Obligations	—	76,438,768	—	76,438,768
U.S. Government Obligations	—	286,230,599	—	286,230,599
Preferred Stock	1,781,180	—	—	1,781,180
Commercial Paper	—	61,158,214	—	61,158,214
Short-Term U.S. Government Obligations	—	15,404,304	—	15,404,304
Other Investment Company	44,291,215	—	—	44,291,215
Repurchase Agreement	—	19,969,542	—	19,969,542

Total Investments	$46,072,395	$1,730,030,343	$—	$1,776,102,738

Other Financial Instruments
Futures Contracts (L)	$10,333	$—	$—	$10,333

Total Other Financial Instruments	$10,333	$—	$—	$10,333

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $744,692,718, representing 45.2% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $109,510,573, collateralized by cash collateral of $44,291,215 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $67,460,118. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Perpetual maturity. The date displayed is the next call date.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the total value of Regulation S securities is $3,869,966, representing 0.2% of the Fund’s net assets.
(F)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	AT&T, Inc. 3.40%, 05/15/2025	04/23/2015 - 08/21/2019	$4,172,663	$4,679,635	0.3%
Foreign Government Obligations	Ecuador Government International Bond 7.88%, 03/27/2025	09/24/2019	1,920,000	993,600	0.1

Total			$6,092,663	$5,673,235	0.4%

The notes are an integral part of this report. Transamerica Funds	Page 13

Transamerica Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(G)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2020, the total value of such securities is $1,619,018, representing 0.1% of the Fund’s net assets.
(H)	Percentage rounds to less than 0.1% or (0.1)%.
(I)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2020. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(J)	Rates disclosed reflect the yields at July 31, 2020.
(K)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(L)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

The notes are an integral part of this report. Transamerica Funds	Page 14

Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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